Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Accrued expenses and other current liabilities:
Loan from third parties	[1]	$ 10,349,683	$ 9,445,508
Payroll payable		9,701,281	5,690,806
Other tax payable		4,797,160	4,464,196
Interest payable		1,616,048	492,334
Professional service fees payable		482,743	137,737
Others		2,970,820	3,058,872
Accrued expenses and other current liabilities		29,917,735	23,289,453
Accrued liabilities, non-current：
Long-term loan from third parties	[2]	3,764,131	2,534,490
Litigation related payable	[3]	4,704,972	4,508,695
Accrued liabilities, non-current		8,469,103	7,043,185
TOTAL		$ 38,386,838	$ 30,332,638

[1]	Loan from third parties mainly consisted of: Unsecured borrowings from third parties for ordinary business operation. For the borrowings, the interest rates range from 3.0% to 15.4% per annum and from 3.8% to 15.4% per annum for the years ended December 31, 2024 and 2025, respectively. The interest expenses were $633,942, $258,646 and $453,004 for the years ended December 31, 2023, 2024 and 2025. The borrowings are payable on demand. Among them, five of the borrowings were sourced from five individuals or companies, who have no relationship with the Group. As of the date of this annual report, these borrowings remain overdue. The Group is actively engaging in negotiations with the aforesaid borrowers to secure an extension agreement. The loan are subject to litigation. See Note 18 for details.
[2]	Long-term loan from a third party primarily consisted of long-term loan for the purpose of investing in Zhizhen Guorui (Note 7) in February 2022, amounted to $3,764,131 as of December 31, 2025, with free interest rate in the first three years. The loan is due in five years, and if Zhizhen Guorui declares any cash dividend to the Group, the cash dividend would become the source to repay the loan in the first priority. The Group will repay the loan on the due day.
[3]	Litigation related payable mainly consisted of the litigation fee for the lawsuit between the Group and Apple paid by the third parties on behalf of the Group.